ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Status of Our Business - Oil and Gas Properties (Details)				12 Months Ended
	Sep. 15, 2016 m	Aug. 19, 2016 USD ($) m	Aug. 15, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2012	Dec. 30, 2012	Dec. 27, 2012	Jun. 30, 2010
Settlement and Release Agreement with Tullow and Dana
Status of our Business
Settlement amount			$ 686,570
Settlement and Release Agreement with Tullow and Dana | Subsequent event
Status of our Business
Settlement amount			$ 686,570
Guinea concession
Status of our Business
Ownership interest (as a percent)	100.00%			37.00%		37.00%	77.00%
Threshold gross expenditure cap for well to be paid by the entity				$ 100,000,000	$ 100,000,000
Gross expenditure cap				$ 100,000,000	$ 100,000,000
Extension period for second exploration (in years)	1 year
Depth below seabed required to be drilled of an exploration well (in meters) | m	2,500	2,500
Amount receivable, if extension well not drilled		$ 46,000,000
Maximum period of time over which current available liquidity could be exhausted	30 days			12 months
Guinea concession | Subsequent event
Status of our Business
Ownership interest (as a percent)		100.00%
Extension period for second exploration (in years)		1 year
Depth below seabed required to be drilled of an exploration well (in meters) | m		2,500
Amount receivable, if extension well not drilled		$ 46,000,000
Estimated time for completion of exploration well project (in days)		42 days
Guinea concession | Tullow Guinea Ltd
Status of our Business
Ownership interest sold (as a percent)						40.00%		40.00%
Guinea concession | Dana
Status of our Business
Ownership interest (as a percent)				23.00%					23.00%
Guinea concession | Tullow Guinea Ltd
Status of our Business
Ownership interest (as a percent)				40.00%		40.00%